Average Annual Total Returns - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 85% Portfolio	Apr. 30, 2025
VIP FundsManager 85% Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	12.53%
Past 5 years	8.87%
Past 10 years	8.65%
VIP FundsManager 85% Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	12.38%
Past 5 years	8.57%
Past 10 years	8.45%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F0903
Average Annual Return:
Past 1 year	14.04%
Past 5 years	8.96%
Past 10 years	8.85%